Share-based compensation - Stock options (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) shares Y $ / shares	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 shares $ / shares
Share-based compensation
Expected dividend yield	0.00%
Share-based compensation expense | $	$ 640,207	$ 338,229
Stock options
Share-based compensation
Vesting percentage	25.00%
Expiration period (in years)	10 years
Outstanding as of beginning | shares	3,950,000	3,950,000
Granted | shares	872,250
Exercised | shares	(3,950,000)
Outstanding as of ending | shares	872,250	3,950,000	3,950,000
Outstanding as of beginning (in dollars per share)	$ 0.65	$ 0.65
Granted (in dollars per share)	5
Exercised (in dollars per share)	0.65
Outstanding as of ending (in dollars per share)	$ 5	$ 0.65	$ 0.65
Outstanding as of beginning (in years)	9 years 10 months 13 days	8 years 1 month 24 days	9 years 1 month 24 days
Granted (in years)	9 years 10 months 13 days
Exercised (in years)	7 years 2 months 4 days
Outstanding as of ending (in years)	9 years 10 months 13 days	8 years 1 month 24 days	9 years 1 month 24 days
Fair value of stock options granted | $	$ 2,400,000
Fair value per stock option	$ 2.75
Common share price	$ 5
Risk-free interest rate	3.80%
Expected dividend yield	0.00%
Expected term (in years) | Y	6.2
Expected volatility	53.10%
Forfeiture rate	0.00%
Share-based compensation expense | $	$ 200,000	$ 300,000
Stock options | First anniversary of the grant date
Share-based compensation
Vesting percentage	25.00%
Stock options | Second anniversary of the grant date
Share-based compensation
Vesting percentage	25.00%
Stock options | Third anniversary of the grant date
Share-based compensation
Vesting percentage	25.00%
Stock options | Fourth anniversary of the grant date
Share-based compensation
Vesting percentage	25.00%